Consolidated Statements Of Shareholder's Equity (USD $) In Thousands, except Share data	Common Stock, Class B Common Stock And Preferred Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2008	$ 17,349	$ 282,636	$ (1,125)	$ 386,225	$ (114,425)		$ 570,660
Beginning balance, shares at Dec. 31, 2008	28,325,638
Net income				43,314		8,259	51,573
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			304				304
Comprehensive income							51,877
Retirement of common stock	(103)	(9,335)					(9,438)
Retirement of common stock, shares	(206,029)
Common stock contribution to 401(k) plan	17	1,280					1,297
Common stock contribution to 401(k) plan, shares	33,779						33,779
Stock issuances from exercise of stock options and employee stock purchase plan	412	11,885					12,297
Stock issuances from exercise of stock options and employee stock purchase plan, shares	823,320
Excess tax benefit from share-based compensation		9,589					9,589
Issuances of non-vested (restricted) shares of common stock	43	(43)
Issuances of non-vested (restricted) shares of common stock, shares	86,635
Forfeitures of non-vested (restricted) shares of common stock	(3)	3
Forfeitures of non-vested (restricted) shares of common stock, shares	(5,168)
Share-based compensation		5,264					5,264
Cash dividends declared on Common and Class B common stock				(57,085)			(57,085)
Fair value increment over carrying value of locations contributed to joint venture		10,768					10,768
Common and Class B common stock issued for joint venture	1,540	149,516					151,056
Common and Class B common stock issued for joint venture, shares	3,080,469
Fair value of noncontrolling interest						108,883	108,883
Share of carrying value of our locations contributed to joint venture						12,448	12,448
Non-cash capital contribution of inventory by noncontrolling interest						32,000	32,000
Distributions to noncontrolling interest						(4,808)	(4,808)
Ending balance at Dec. 31, 2009	19,255	461,563	(821)	372,454	(114,425)	156,782	894,808
Ending balance, shares at Dec. 31, 2009	32,138,644
Net income				80,760		30,962	111,722
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			228				228
Comprehensive income							111,950
Retirement of common stock	(38)	(4,329)					(4,367)
Retirement of common stock, shares	(75,721)
Common stock contribution to 401(k) plan	5	484					489
Common stock contribution to 401(k) plan, shares	9,975						9,975
Stock issuances from exercise of stock options and employee stock purchase plan	134	7,182					7,316
Stock issuances from exercise of stock options and employee stock purchase plan, shares	268,827
Excess tax benefit from share-based compensation		2,862					2,862
Issuances of non-vested (restricted) shares of common stock	67	(67)
Issuances of non-vested (restricted) shares of common stock, shares	135,000
Forfeitures of non-vested (restricted) shares of common stock	(13)	13
Forfeitures of non-vested (restricted) shares of common stock, shares	(27,300)
Share-based compensation		5,175					5,175
Cash dividends declared on Common and Class B common stock				(66,028)			(66,028)
Distributions to noncontrolling interest						(23,309)	(23,309)
Ending balance at Dec. 31, 2010	19,410	472,883	(593)	387,186	(114,425)	164,435	928,896
Ending balance, shares at Dec. 31, 2010	32,449,425
Net income				90,450		47,292	137,742
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			241				241
Comprehensive income							137,983
Retirement of common stock	(5)	(612)					(617)
Retirement of common stock, shares	(10,143)
Common stock contribution to 401(k) plan	14	1,704					1,718
Common stock contribution to 401(k) plan, shares	27,240						27,240
Stock issuances from exercise of stock options and employee stock purchase plan	69	5,484					5,553
Stock issuances from exercise of stock options and employee stock purchase plan, shares	139,717
Excess tax benefit from share-based compensation		859					859
Issuances of non-vested (restricted) shares of common stock	215	(215)
Issuances of non-vested (restricted) shares of common stock, shares	429,602
Forfeitures of non-vested (restricted) shares of common stock	(15)	15
Forfeitures of non-vested (restricted) shares of common stock, shares	(30,500)
Share-based compensation							6,663
Share-based compensation		6,340					6,340
Cash dividends declared on Common and Class B common stock				(73,276)			(73,276)
Return of capital contribution to noncontrolling interest						(32,000)	(32,000)
Fair value increment over carrying value of locations contributed to joint venture		7,061					7,061
Fair value of noncontrolling interest						7,708	7,708
Share of carrying value of our locations contributed to joint venture						34,919	34,919
Distributions to noncontrolling interest						(23,434)	(23,434)
Ending balance at Dec. 31, 2011	$ 19,688	$ 493,519	$ (352)	$ 404,360	$ (114,425)	$ 198,920	$ 1,001,710
Ending balance, shares at Dec. 31, 2011	33,005,341